Annual Total Returns [BarChart] - Pioneer Global High Yield Fund - Pioneer Global High Yield Fund: Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(2.38%)
Annual Return 2012	16.26%
Annual Return 2013	4.69%
Annual Return 2014	(1.97%)
Annual Return 2015	(6.24%)
Annual Return 2016	13.26%
Annual Return 2017	9.96%
Annual Return 2018	(5.31%)
Annual Return 2019	13.33%
Annual Return 2020	2.70%